Commitments (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Contractual Obligations
As of December 31, 2019, CEMEX had the following contractual obligations:

	2019
Obligations	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total
Long-term debt	$55	1,915	3,041	4,420	9,431
Leases 1	333	546	295	552	1,726
Convertible notes 2	520	—	—	—	520

Total debt and other financial obligations 3	908	2,461	3,336	4,972	11,677
Interest payments on debt 4	469	870	720	471	2,530
Pension plans and other benefits 5	156	282	287	709	1,434
Acquisition of property, plant and equipment 6	155	30	1	3	189
Purchases of raw materials, fuel and energy 7	482	595	613	1,134	2,824

Total contractual obligations	$2,170	4,238	4,957	7,289	18,654

1
Represent nominal cash flows. As of December 31, 2019, the NPV of future payments under such leases was $1,404, of which, $508 refers to payments from 1 to 3 years and $254 refer
s
 to payments from 3 to 5 years.

2	Refers to the components of liability of the convertible notes described in note 16.2 and assumes repayment at maturity and no conversion of the notes.
3
The schedule of debt payments, which includes current maturities, does not consider the effect of any refinancing of debt that may occur during the following years. In the past, CEMEX has replaced its long-term
o
bligations for others of a similar nature.

4	Estimated cash flows on floating rate denominated debt were determined using the floating interest rates in effect as of December 31 , 2019 .
5	Represents estimated annual payments under these benefits for the next 10 years (note 18), including the estimate of new retirees during such future years.
6	Refers mainly to the expansion of a cement-production line in the Philippines.
7
Future payments for the purchase of raw materials are presented on the basis of contractual nominal cash flows. Future nominal payments for energy were estimated for all contractual commitments on the basis of an aggregate average expected consumption per year using the future prices of energy established in the contracts for each period. Future payments also include CEMEX’s commitments for the purchase of fuel.